UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darien Schlegel
Title:     Chief Financial Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Darien Schlegel     Austin, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $107,967 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102    11691   330996 SH       SOLE                   330996
AMERICAN DENTAL PARTNERS       COM              025353103    10325   882441 SH       SOLE                   882441
AMR CORP                       COM              001765106       71    67800 SH  CALL SOLE                    67800
AMYLIN PHARMACEUTICALS INC     COM              032346108     2129   105309 SH       SOLE                   105309
BURLINGTON NORTHN SANTA FE C   COM              12189T104      660    18000 SH  CALL SOLE                    18000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    12137   887243 SH       SOLE                   887243
CNINSURE INC                   SPONSORED ADR    18976M103     2113   234768 SH       SOLE                   234768
CRYPTOLOGIC LIMITED            SHS              G3159C109      654   118867 SH       SOLE                   118867
CUMULUS MEDIA INC              CL A             231082108      715   167827 SH       SOLE                   167827
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207     1079    12000 SH       SOLE                    12000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     7506   343227 SH       SOLE                   343227
GULFPORT ENERGY CORP           COM NEW          402635304     4857   483263 SH       SOLE                   483263
ISHARES TR                     20+ YR TRS BD    464287432      541     5700 SH       SOLE                     5700
LEARNING TREE INTL INC         COM              522015106     6559   526856 SH       SOLE                   526856
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4527   894704 SH       SOLE                   894704
NII HLDGS INC                  CL B NEW         62913F201     3034    80000 SH       SOLE                    80000
ORBITZ WORLDWIDE INC           COM              68557K109     1384   235814 SH       SOLE                   235814
PROSHARES TR                   ULTRASHT MD400   74347R859     3157    48200 SH       SOLE                    48200
RACKSPACE HOSTING INC          COM              750086100     6954   790805 SH       SOLE                   790805
TEEKAY CORPORATION             COM              Y8564W103     9075   344022 SH       SOLE                   344022
TRANSALTA CORP                 COM              89346D107     4507   167500 SH       SOLE                   167500
TRANSDIGM GROUP INC            COM              893641100     8646   252580 SH       SOLE                   252580
WELLPOINT INC                  COM              94973V107     4279    91500 SH       SOLE                    91500
WISDOMTREE TRUST               JP SMALLCP DIV   97717W836      286     7500 SH       SOLE                     7500
X-RITE INC                     COM              983857103      694   197054 SH       SOLE                   197054
ZIONS BANCORPORATION           COM              989701107      387    10000 SH       SOLE                    10000